AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 244,726	$ 158,223
Prepaid insurance and expense	105,873	57,901
Total	$ 350,599	$ 216,124